Capital Stock	12 Months Ended
Feb. 01, 2014
Capital Stock

10. Capital Stock

Capital Structure after the Reclassification

Common Stock

In conjunction with the Reclassification on October 2, 2013, all of the outstanding Class L common converted into Class A common stock, was adjusted for the 11-for-1 split, and then was reclassified into 58,299,197 shares of Common Stock.

As of February 1, 2014, the total amount of the Company’s authorized capital stock consisted of 500,000,000 shares of Common Stock, par value $0.0001 per share, and 50,000,000 shares of undesignated preferred stock.

The Company’s common stock is not entitled to preemptive or other similar subscription rights to purchase any of the Company’s securities. The Company’s common stock is neither convertible nor redeemable. Unless the Company’s Board of Directors determines otherwise, the Company will issue all of the Company’s capital stock in uncertificated form.

Voting Rights

Each holder of the Company’s common stock is entitled to one vote per share on each matter submitted to a vote of stockholders. The Company’s amended and restated bylaws provide that the presence, in person or by proxy, of holders of shares representing a majority of the outstanding shares of capital stock entitled to vote at a stockholders’ meeting shall constitute a quorum. When a quorum is present, the affirmative vote of a majority of the votes cast is required to take action, unless otherwise specified by law or the Company’s certificate of incorporation, and except for the election of directors, which is determined by a plurality vote. There are no cumulative voting rights.

Dividend Rights

Each holder of shares of the Company’s capital stock will be entitled to receive such dividends and other distributions in cash, stock or property as may be declared by the Company’s Board of Directors from time to time out of the Company’s assets or funds legally available for dividends or other distributions. These rights are subject to the preferential rights of any other class or series of the Company’s preferred stock.

The Company does, and intends to continue to, retain all available funds and any future earnings to fund the development and growth of the Company’s business, and therefore the Company does not anticipate paying any cash dividends in the foreseeable future. Additionally, the Company’s ability to pay dividends on the Company’s common stock will be limited by restrictions on the ability of the subsidiaries of the Company and us to pay dividends or make distributions under the terms of current and any future agreements governing the Company’s indebtedness. Any future determination to pay dividends will be at the discretion of the Company’s Board of Directors, subject to compliance with covenants in the Company’s current and future agreements governing the Company’s indebtedness, and will depend upon the Company’s results of operations, financial condition, capital requirements and other factors that the Company’s Board of Directors deems relevant.

Other Rights

Each holder of common stock is subject to, and may be adversely affected by, the rights of the holders of any series of preferred stock that the Company may designate and issue in the future.

Liquidation Rights

If the Company is involved in a consolidation, merger, recapitalization, reorganization, or similar event, each holder of common stock will participate pro rata in all assets remaining after payment of liabilities, subject to prior distribution rights of preferred stock, if any, then outstanding.

Preferred Stock

The Company does not have any shares of preferred stock outstanding. The Company’s Board of Directors has the authority to issue shares of preferred stock from time to time on terms it may determine, to divide shares of preferred stock into one or more series and to fix the designations, preferences, privileges, and restrictions of preferred stock, including dividend rights, conversion rights, voting rights, terms of redemption, liquidation preference, sinking fund terms, and the number of shares constituting any series or the designation of any series to the fullest extent permitted by the General Corporation Law of the State of Delaware (the DGCL). The issuance of the Company’s preferred stock could have the effect of decreasing the trading price of the Company’s common stock, restricting dividends on the Company’s capital stock, diluting the voting power of the Company’s common stock, impairing the liquidation rights of the Company’s capital stock, or delaying or preventing a change in control of the Company.

Capital Structure prior to the Reclassification

General

On February 2, 2013, the Company had 5,769,356 shares, 5,232,118 shares and 5,183,506 shares of Class L common stock, par value $0.001 per share authorized, issued and outstanding, respectively.

Immediately prior to the Reclassification on October 2, 2013, there were 66 stockholders of record of both the Company’s Class A common stock and Class L common stock, and the Company had outstanding 524,692,773 shares of Class A common stock and 5,299,927 shares of Class L common stock.

Common Stock

The Company’s charter authorized the Company to issue 588,685,600 shares of common stock consisting of:

(a)	582,771,244 shares of common stock, par value $0.0001 per share; and

(b)	5,914,356 shares of Class L common stock, par value $0.001 per share.

Class L common stock was legally designated as common stock, but was entitled to a priority return preference equal to the sum of (i) $81 per share base amount plus (ii) an amount sufficient to generate an internal rate of return equal to 14.5% per annum (compounded quarterly).

After payment of all preferential rights attributable to the Class L common stock, each share of the Class A common stock and Class L common stock would participate ratably in all distributions by the Company to the holders of its common stock. All holders of Class L and Class A common stock were entitled to one vote per share on all matters to be voted on by the Company’s stockholders.

Class L common stock was mandatorily convertible to Class A common stock in the event of an Initial Public Offering (IPO) or Realization Event, as determined by the Board of Directors of the Company. Each outstanding share of Class L common stock was convertible into (i) a number of shares of Class A common stock equal to one plus a number of additional shares of Class A common stock determined by dividing the accreted preference (which was equal to the Class L base amount of $81 per share plus an amount sufficient to generate an internal rate of return of 14.5% per annum on the Class L common stock base amount) by the applicable per share price (as defined in the Company’s charter) in the event that the total equity value was greater than the Class L Conversion Amount (as defined in the Company’s charter) and (ii) one share of Class A common stock in the event that the total equity value was less than or equal to the Class L Conversion Amount. The Class L shares, as a hybrid instrument, were classified as temporary equity within the Company’s Consolidated Balance Sheets pursuant to ASC 480, “Distinguishing Liabilities from Equity.”

Upon liquidation of the Company, the Class A and Class L stockholders were to be paid in the following order of priority:

1.	The holders of Class L common stock, as a single and separate class, were entitled to receive all liquidation distributions until each share had been paid an amount equal to Class L base amount of $81 per share.

2.	After all holders of Class L common stock had received their distributions, any additional distributions were to be made to each holder of both Class A and Class L common stock as a single class pro-rata based on the number of outstanding shares of Class A and Class L common stock, provided that, for purposes of the distributions in this paragraph 2, each share of Class L common stock were to be deemed to be converted into a number of Class A shares equal to the Class L Conversion Constant, as determined by the Board of Directors of the Company.

Treasury Stock

The Company accounts for treasury stock under the cost method.

Dividend

During the first quarter of Fiscal 2011, the Company declared a cash dividend of $300.0 million in the aggregate ($5.40 per unit, which consisted of one share of Class L common stock together with 99 shares of Class A common stock), payable in accordance with the Company’s charter to the then-current holders of the Company’s Common Stock. Of the $300.0 million, $0.4 million was forfeited and reverted back to the Company as a result of certain members of management forfeiting their shares before they became fully vested.

During the first quarter of Fiscal 2013, the Company declared a cash dividend of $336.0 million in the aggregate ($5.89 per unit, which consisted of one share of Class L common stock together with 99 shares of Class A common stock), payable in accordance with the Company’s charter to the then-current holders of the Company’s Common Stock.